NYSE

16004262

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
APR 01 2016
Washington, DC 20549

001-37755

April 1, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common stock, par value $0.0001 per share of QUORUM HEALTH CORPORATION under the Exchange Act of 1934.

Sincerely,